Segment Information (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025
Segment Reporting [Abstract]
Schedule of Segment Information

	For the Three Months Ended December 31,
	2025	2024
General and administrative	$4,680,539	$143,769
Research and development	315,075	—
Sales and marketing	1,453,172	59,955
Depreciation and amortization	118,895	—
Operating loss	$(6,567,681)	$(203,724)

	For the year ended September 30,	For the Period from March 20, 2024 (inception) to September 30, 2024
	2025	2024
General and administrative	$5,416,619	$328,469
Research and development	156,462	3,650
Sales and marketing	1,168,108	—
Loss from operations	$(6,741,189)	$(332,119)